S000004436 [Member] Investment Objectives and Goals - iShares ESG Optimized MSCI USA ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares ESG Optimized MSCI USA ETFSUSA | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares ESG Optimized MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics as identified by the index provider.